Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues
Schedule of the Company's revenues disaggregated by revenue category

	Six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenue from contract with customers
On-demand delivery solution services	1,763,807	1,649,593	227,489
Mobility solution services	56,463	58,518	8,070
Housekeeping and accommodation solutions	43,370	25,719	3,547
Others	155	2,487	343
Total revenues	1,863,795	1,736,317	239,449